UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650-312-2000

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin Short Duration U.S. Government ETF
FTSD | NYSE Arca, Inc.
Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Franklin Short Duration U.S. Government ETF for the period April 1, 2025, to March 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Franklin Short Duration U.S. Government ETF	$25	0.24%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2026, Franklin Short Duration U.S. Government ETF returned 4.49%. The Fund compares its performance to the  Bloomberg U.S. Government (1-3 Year) Index, which returned 3.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Exposure to agency mortgage-backed securities was the main contributor to relative performance.
↑	Allocation relative to the benchmark in Delegated Underwriting and Servicing (DUS) and collateralized mortgage obligation securities contributed to results.
There were no significant detractors from performance during the period.
Use of derivatives and the impact on performance:
The Fund utilized interest rate futures to manage its duration exposure, which detracted from performance.
Franklin Short Duration U.S. Government ETF	PAGE 1	FTSD-ATSR-0526

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin Short Duration U.S. Government ETF 3/31/2016 — 3/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2026

	1 Year	5 Year	10 Year
Franklin Short Duration U.S. Government ETF (NAV)	4.49	2.38	2.03
Bloomberg U.S. Aggregate Index	4.35	0.31	1.70
Bloomberg U.S. Government (1-3 Year) Index	3.77	1.83	1.78
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2026)

Total Net Assets	$281,320,019
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	336
Total Management Fee Paid (based on a unitary fee)	$588,157
Portfolio Turnover Rate	61%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Short Duration U.S. Government ETF	PAGE 2	FTSD-ATSR-0526

HOW HAS THE FUND CHANGED?
Effective December 31, 2025, Paul Varunok stepped down as portfolio manager of the Fund.
This is a summary of a certain change to the Fund since  April 1, 2025. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Short Duration U.S. Government ETF	PAGE 3	FTSD-ATSR-0526

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2025 and March 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $28,172 in March 31, 2025 and $28,578 in March 31, 2026.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2025 and $0 in March 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in March 31, 2025 and $10,000 in March 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2025 and $0 in March 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)       pre-approval of all audit and audit related services;

(ii)       pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii)       pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv)       establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $471,950 in March 31, 2025 and $1,671,957 in March 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Short Duration U.S. Government ETF
Financial Statements and Other Important Information
Annual  | March 31, 2026

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franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 41.7%
U.S. Government Agencies — 0.4%
Export-Import Bank of the United States, Secured Notes	2.628%	11/12/26	$215,624	$214,228
United States International Development Finance Corp., Senior Notes	4.010%	5/15/30	860,000	852,598
Total U.S. Government Agencies				1,066,826
U.S. Government Obligations — 41.3%
U.S. Treasury Notes	4.875%	4/30/26	17,700,000	17,715,651
U.S. Treasury Notes	4.250%	11/30/26	5,000,000	5,016,977
U.S. Treasury Notes	4.250%	12/31/26	10,000,000	10,035,813
U.S. Treasury Notes	4.125%	1/31/27	10,000,000	10,031,677
U.S. Treasury Notes	4.125%	2/28/27	10,000,000	10,033,549
U.S. Treasury Notes	4.500%	4/15/27	13,000,000	13,100,292
U.S. Treasury Notes	4.375%	7/15/27	10,000,000	10,069,531
U.S. Treasury Notes	4.125%	9/30/27	10,000,000	10,042,383
U.S. Treasury Notes	4.000%	12/15/27	10,000,000	10,028,125
U.S. Treasury Notes	4.250%	1/15/28	10,000,000	10,071,875
U.S. Treasury Notes	4.125%	7/31/28	10,000,000	10,070,117
Total U.S. Government Obligations				116,215,990

Total U.S. Government & Agency Obligations (Cost — $117,323,211)				117,282,816
Mortgage-Backed Securities — 31.6%
FHLMC — 10.6%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/26	3,373	3,362
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	3/1/49	634,641	608,503
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/54- 10/1/55	20,065,143	20,176,316
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/55- 10/1/55	5,629,252	5,741,009
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.347%)	5.536%	3/1/35	53,153	54,493 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	6.243%	8/1/34	50,216	51,541 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.969%	4/1/36	27,550	28,365 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.538%)	6.385%	2/1/36	14,229	14,501 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.607%)	6.313%	9/1/36	$385	$395 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.622%)	5.988%	6/1/37	22,323	22,899 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.041%	12/1/36	18,401	19,033 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	5.914%	1/1/37	2,916	3,011 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.655%)	6.424%	1/1/36	4,123	4,266 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.658%)	6.168%	12/1/35	47,128	48,124 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.660%)	5.963%	1/1/38	13,828	14,232 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.733%)	6.358%	10/1/36	2,712	2,783 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.738%)	6.757%	4/1/37	11,465	11,794 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.740%)	6.058%	1/1/37	1,259	1,291 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.750%	4/1/34	2,156	2,197 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.670%	3/1/35	43,642	44,661 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.751%)	6.481%	1/1/42	36,680	38,116 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.761%)	6.761%	5/1/35	$442	$453 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.762%)	6.286%	9/1/37	211,728	220,634 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.387%	5/1/35	72,325	75,143 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.315%	5/1/42	172,156	178,652 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.796%)	6.228%	3/1/35	14,782	15,329 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.817%)	6.356%	9/1/35	22,261	22,732 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.821%)	6.471%	7/1/43	496,360	517,101 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.593%	9/1/36	2,495	2,566 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.456%	11/1/42	171,168	178,601 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.847%)	6.613%	9/1/36	18,206	18,822 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.861%)	6.529%	8/1/36	971	999 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.863%)	6.398%	7/1/35	1,868	1,919 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.867%)	6.539%	1/1/36	6,851	7,017 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.880%)	6.568%	3/1/36	$97,971	$101,471 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.894%)	6.439%	1/1/36	1,944	2,001 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.958%)	6.840%	9/1/36	8,086	8,286 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.980%)	6.891%	6/1/37	506	521 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.070%)	6.320%	3/1/36	1,404	1,449 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.695%)	5.473%	7/1/29	7,956	7,970 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 1.975%)	5.975%	7/1/33- 8/1/33	13,749	14,001 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.219%)	6.280%	10/1/33	39,556	40,712 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.298%	10/1/33	5,411	5,550 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.118%	11/1/33	43,768	44,979 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.225%)	6.234%	1/1/35	3,048	3,134 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.231%)	6.240%	7/1/37	13,349	13,687 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.236%)	6.135%	1/1/38	225,576	234,182 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	6.286%	10/1/35	$29,602	$30,949 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.245%)	5.935%	1/1/36	4,512	4,712 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.248%)	5.895%	6/1/37	31,456	32,309 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.249%)	6.128%	11/1/36	5,073	5,240 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.375%	9/1/33	1,429	1,464 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.997%	11/1/33	5,693	5,836 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.125%	11/1/33	5,874	6,017 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	6.250%	7/1/34- 7/1/36	62,623	64,730 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.875%	11/1/34- 2/1/35	19,646	20,324 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.893%	11/1/34	10,506	10,838 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.250%)	5.906%	10/1/38	22,857	23,396 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	6.288%	7/1/35	103,324	107,364 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.251%)	5.876%	2/1/36	14,953	15,619 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.265%)	6.241%	9/1/36	$465,495	$484,610 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.276%)	6.166%	6/1/34	8,074	8,255 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.292%	3/1/35	3,466	3,611 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.315%)	6.229%	5/1/36	413,361	432,228 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.327%)	6.198%	9/1/29	15,974	16,095 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.348%)	6.381%	1/1/37	6,855	7,034 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.357%)	6.336%	1/1/28	84	84 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.409%)	6.284%	11/1/33	13,648	14,032 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.500%)	6.465%	12/1/35	70,324	73,521 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.779%)	6.858%	1/1/29	158	159 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Treasury Constant Maturity Rate + 2.868%)	6.583%	10/1/29	914	923 (a)
Federal Home Loan Mortgage Corp. (FHLMC) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.290%)	6.540%	9/1/30	60	61 (a)
Total FHLMC				29,978,214
FNMA — 12.5%
Federal National Mortgage Association (FNMA)	3.500%	8/1/26- 5/1/31	28,602	28,451
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	3/1/53- 11/1/54	$6,618,641	$6,674,641
Federal National Mortgage Association (FNMA)	6.000%	7/1/53- 8/1/55	13,402,278	13,694,833
Federal National Mortgage Association (FNMA)	5.000%	12/1/54	4,514,017	4,457,746
Federal National Mortgage Association (FNMA)	5.500%	4/1/56	5,000,000	5,023,811 (b)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.317%)	6.068%	10/1/34	9,504	9,639 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.344%)	5.994%	6/1/35	25,876	26,375 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.365%)	6.095%	10/1/35	2,546	2,598 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.445%)	5.780%	1/1/35	23,792	24,219 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.476%)	6.176%	2/1/36	10,092	10,417 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.501%)	6.244%	12/1/33	287	292 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.515%)	6.172%	7/1/35	3,415	3,495 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.537%)	5.803%	1/1/35	10,975	11,305 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.553%)	5.853%	1/1/35	5,438	5,598 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.558%)	6.433%	3/1/34	35,634	36,499 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.690%	4/1/33	3,818	3,875 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.595%)	5.970%	1/1/33	$8,462	$8,601 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.604%)	6.236%	1/1/38	26,732	27,618 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.607%)	5.925%	12/1/34	3,716	3,799 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.617%)	5.907%	12/1/34	1,509	1,554 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	5.870%	2/1/35	3,477	3,589 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	5.875%	2/1/35	4,393	4,472 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.625%)	6.625%	3/1/35	243	246 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	6.430%	7/1/36	15,146	15,526 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.629%)	6.232%	11/1/35	58,346	60,131 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.630%)	5.927%	1/1/35	3,673	3,756 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.636%)	6.515%	5/1/35	8,069	8,346 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.640%)	6.252%	12/1/34	39,919	40,695 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.641%)	6.070%	4/1/40	86,787	88,923 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.643%)	6.018%	12/1/32	$668	$682 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.647%)	6.108%	8/1/38	77,968	79,964 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.650%)	6.182%	11/1/34	2,824	2,912 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.659%)	6.096%	9/1/37	51,236	53,018 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.664%)	6.324%	7/1/35	14,302	14,644 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.667%)	6.316%	11/1/36	8,478	8,684 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.669%)	6.229%	3/1/42	99,498	102,382 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.679%)	6.003%	1/1/35	19,812	20,391 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.679%)	6.355%	8/1/37	26,543	27,198 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.690%)	5.974%	12/1/39	11,379	11,849 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.699%)	6.405%	3/1/35	734	752 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.709%)	6.209%	7/1/35	2,234	2,291 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.711%)	6.373%	11/1/36	40,245	41,201 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.721%)	6.001%	1/1/37	$16,195	$16,663 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.726%)	6.299%	7/1/42	568,777	591,061 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.727%)	6.404%	9/1/37	187,058	193,583 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.728%)	6.383%	5/1/38	390,204	405,761 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.730%)	6.394%	6/1/35	4,592	4,718 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	6.588%	10/1/34	1,870	1,906 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.250%	10/1/33	14,019	14,300 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	5.909%	3/1/35	9,006	9,217 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.750%)	6.451%	9/1/35	37,273	38,212 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.765%)	6.890%	5/1/35	34,081	35,034 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.771%)	6.332%	8/1/44	749,905	787,047 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.778%)	6.164%	3/1/36	4,892	5,030 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.788%)	6.613%	5/1/37	40,259	41,450 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.798%)	6.471%	9/1/42	$320,180	$333,295 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.810%)	6.528%	10/1/40	164,859	171,607 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.811%)	6.206%	1/1/41	84,849	88,540 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.812%)	6.540%	9/1/40	25,151	26,234 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.820%)	6.070%	12/1/35	10,022	10,388 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.838%)	6.439%	5/1/35	24,778	25,597 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.844%)	6.594%	9/1/37	237	245 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.848%)	6.598%	6/1/36	4,685	4,832 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.857%)	6.453%	8/1/36	23,419	24,116 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.968%)	6.645%	8/1/37	12,079	12,528 (a)
Federal National Mortgage Association (FNMA) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 2.377%)	6.679%	3/1/36	7,511	7,857 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 1.999%)	5.624%	12/1/34	2,614	2,675 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.002%)	6.127%	9/1/34	3,148	3,218 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.032%)	5.839%	2/1/37	$8,881	$9,038 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.046%)	5.671%	12/1/33	28,384	28,995 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.075%)	5.700%	3/1/33	15,032	15,307 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.100%)	6.042%	4/1/40	12,909	13,213 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.135%)	6.178%	5/1/36	12,934	13,302 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.155%)	5.780%	1/1/33	5,788	5,913 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.159%)	5.959%	12/1/37	10,545	11,019 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.163%)	6.264%	9/1/35	33,717	34,783 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.171%)	6.165%	9/1/33	863	874 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.185%)	6.307%	5/1/36	5,851	6,025 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.189%)	6.236%	10/1/34	28,511	29,420 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.190%)	6.107%	9/1/39	18,027	18,559 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.193%)	5.818%	2/1/35	11,749	12,085 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.204%)	6.119%	9/1/39	$102	$104 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.204%)	6.051%	12/1/40	17,361	17,801 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.210%)	5.835%	12/1/34	23,020	23,998 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.215%)	6.340%	8/1/29	22	22 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.222%)	6.139%	12/1/40	256,748	264,554 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.223%)	6.223%	6/1/35	10,904	11,237 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.230%)	6.230%	7/1/35	12,605	12,913 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.237%)	6.059%	7/1/38	64,541	66,243 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.242%)	6.240%	12/1/40	80,939	84,257 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.245%)	6.258%	3/1/38	2,019	2,067 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.256%)	6.282%	8/1/39	1,164	1,191 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.260%)	6.322%	4/1/34	17,360	17,804 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.268%)	6.392%	11/1/34	1,198	1,229 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.275%)	6.378%	10/1/33	$649	$676 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.280%)	6.279%	9/1/35	16,836	17,303 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.290%)	6.290%	5/1/33	12,952	13,344 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.294%)	6.263%	8/1/36	37,038	38,585 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.303%)	6.428%	10/1/34	5,311	5,491 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.320%)	6.445%	7/1/28	55	55 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.332%)	6.296%	7/1/33	32	32 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.382%)	6.302%	1/1/32	434	438 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.442%)	6.131%	5/1/35	5,092	5,273 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.610%)	6.401%	5/1/33	135	135 (a)
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 3.258%)	7.258%	12/1/30	35	35 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.400%)	5.314%	6/1/40- 11/1/40	12,010	12,172 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.611%)	5.534%	11/1/35	4,612	4,683 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.665%)	5.640%	11/1/35	$12,713	$12,900 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.827%)	5.752%	11/1/35	8,193	8,347 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.838%)	5.751%	11/1/35	4,558	4,622 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	5.764%	11/1/35	47,007	47,455 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.856%)	5.774%	11/1/35	8,676	8,832 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.908%)	5.822%	11/1/35	17,391	17,665 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.922%)	5.847%	10/1/35	35,106	35,489 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.942%)	5.824%	11/1/35	7,228	7,315 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 1.994%)	5.898%	11/1/35	10,955	11,133 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.004%)	5.965%	11/1/35	62,425	64,010 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.095%)	6.012%	10/1/35	106,021	108,812 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.221%)	6.153%	10/1/36	16,937	17,449 (a)
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.245%)	6.186%	5/1/36	23,075	23,801 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (12 mo. Moving Treasury Average + 2.258%)	6.176%	9/1/36	$12,384	$12,827 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 0.845%)	5.220%	11/1/33	135	135 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.177%)	5.468%	3/1/28	174	174 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.308%)	5.755%	9/1/27	167	166 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.480%	5/1/32	320	323 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.355%)	5.980%	9/1/33	39	39 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.413%)	5.491%	8/1/33	1,404	1,431 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.430%)	5.789%	2/1/36	65,929	67,059 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.475%)	5.704%	3/1/35	28,153	28,717 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.494%)	5.596%	4/1/36	1,238	1,259 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.497%)	5.843%	5/1/36	5,392	5,525 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.498%)	5.887%	11/1/35	1,900	1,937 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.510%)	5.671%	2/1/33	23,452	23,756 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.520%)	5.868%	1/1/35	$957	$995 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.800%	5/1/33- 5/1/35	2,528	2,568 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.891%	3/1/34	1,566	1,605 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.967%	3/1/36	1,065	1,104 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.550%)	5.824%	4/1/36	2,405	2,458 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.846%	6/1/35	4,618	4,759 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.565%)	5.779%	7/1/35	2,298	2,345 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	5.761%	11/1/35	176,476	182,915 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.570%)	6.070%	11/1/35	1,550	1,575 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.600%)	5.844%	6/1/34	36,566	37,348 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.661%)	6.171%	4/1/36	1,329	1,380 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.745%)	5.858%	2/1/35	7,505	7,748 (a)
Federal National Mortgage Association (FNMA) (6 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.770%)	6.270%	11/1/34	9,088	9,157 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.083%	10/1/27	$17	$17 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.254%)	4.376%	8/1/28	3,873	3,842 (a)
Federal National Mortgage Association (FNMA) (Enterprise 11th District COFI Replacement Index + 1.695%)	4.475%	8/1/29	264	263 (a)
Total FNMA				35,073,564
GNMA — 8.5%
Government National Mortgage Association (GNMA) II	5.000%	11/20/54- 4/20/55	8,453,011	8,386,841
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	4,123,268	4,287,893
Government National Mortgage Association (GNMA) II	6.000%	7/20/55- 8/20/55	11,082,137	11,278,648
Total GNMA				23,953,382

Total Mortgage-Backed Securities (Cost — $88,777,506)				89,005,160
Collateralized Mortgage Obligations(c) — 19.0%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF30 A (30 Day Average SOFR + 0.484%)	4.153%	3/25/27	15,122	15,118 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF40 A (30 Day Average SOFR + 0.454%)	4.123%	11/25/27	72,319	72,184 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF43 A (30 Day Average SOFR + 0.354%)	4.023%	1/25/28	314,323	312,857 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF48 A (30 Day Average SOFR + 0.404%)	4.073%	6/25/28	212,506	211,605 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF56 A (30 Day Average SOFR + 0.674%)	4.343%	11/25/28	425,287	425,370 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF57 A (30 Day Average SOFR + 0.654%)	4.323%	12/25/28	$542,185	$541,754 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF59 A (30 Day Average SOFR + 0.654%)	4.323%	2/25/29	496,510	496,679 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF61 A (30 Day Average SOFR + 0.644%)	4.313%	3/25/29	1,071,795	1,070,737 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF63 A (30 Day Average SOFR + 0.554%)	4.223%	5/25/29	864,379	863,480 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF64 A (30 Day Average SOFR + 0.554%)	4.223%	6/25/26	296,045	296,011 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF65 A (30 Day Average SOFR + 0.634%)	4.303%	7/25/29	458,887	458,716 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF67 A (30 Day Average SOFR + 0.634%)	4.303%	8/25/29	589,077	589,449 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF68 A (30 Day Average SOFR + 0.604%)	4.273%	7/25/26	427,144	427,159 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF70 A (30 Day Average SOFR + 0.634%)	4.303%	9/25/29	219,485	219,286 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF75 AL (30 Day Average SOFR + 0.624%)	4.293%	12/25/29	832,573	833,611 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF77 AL (30 Day Average SOFR + 0.814%)	4.483%	2/25/27	$584,108	$584,597 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF78 AL (30 Day Average SOFR + 0.914%)	4.583%	3/25/30	896,842	900,251 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF79 AL (30 Day Average SOFR + 0.584%)	4.253%	5/25/30	663,334	662,775 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF80 AL (30 Day Average SOFR + 0.554%)	4.223%	6/25/30	859,200	857,826 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF81 AL (30 Day Average SOFR + 0.474%)	4.143%	6/25/27	221,135	221,097 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF82 AL (30 Day Average SOFR + 0.484%)	4.153%	6/25/30	787,633	785,725 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF83 AL (30 Day Average SOFR + 0.474%)	4.143%	6/25/30	406,417	405,723 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF84 AL (30 Day Average SOFR + 0.414%)	4.083%	7/25/30	719,061	716,288 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF85 AL (30 Day Average SOFR + 0.414%)	4.083%	8/25/30	53,508	53,298 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF86 AL (30 Day Average SOFR + 0.404%)	4.073%	8/25/27	622,627	621,834 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF87 AL (30 Day Average SOFR + 0.464%)	4.133%	8/25/30	$597,167	$595,398 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF88 AL (30 Day Average SOFR + 0.444%)	4.113%	9/25/30	603,580	602,477 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF89 AL (30 Day Average SOFR + 0.434%)	4.103%	9/25/30	1,228,913	1,223,313 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF94 AL (30 Day Average SOFR + 0.414%)	4.083%	11/25/30	444,578	441,916 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF96 AL (30 Day Average SOFR + 0.374%)	4.043%	12/25/30	601,464	597,571 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF98 AL (30 Day Average SOFR + 0.284%)	3.953%	12/25/30	482,747	481,603 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF99 AS (30 Day Average SOFR + 0.200%)	3.869%	12/25/30	943,696	932,148 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF129 AS (30 Day Average SOFR + 0.250%)	3.919%	1/25/29	420,648	417,858 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF130 AS (30 Day Average SOFR + 0.290%)	3.959%	1/25/29	2,057,949	2,046,687 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF132 AS (30 Day Average SOFR + 0.390%)	4.059%	2/25/32	1,225,189	1,217,774 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF135 AS (30 Day Average SOFR + 0.370%)	4.039%	5/25/29	$2,065,188	$2,059,971 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF137 AS (30 Day Average SOFR + 0.450%)	4.119%	4/25/32	1,365,346	1,359,690 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF138 AS (30 Day Average SOFR + 0.480%)	4.149%	6/25/32	1,879,208	1,871,322 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF139 AS (30 Day Average SOFR + 0.540%)	4.209%	6/25/32	1,928,099	1,927,158 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF160 AS (30 Day Average SOFR + 0.700%)	4.369%	10/25/30	685,664	687,157 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF163 AS (30 Day Average SOFR + 0.580%)	4.249%	4/25/34	969,615	975,585 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KF164 AS (30 Day Average SOFR + 0.570%)	4.239%	10/25/34	1,718,119	1,717,725 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-F112 AS (30 Day Average SOFR + 0.230%)	3.899%	4/25/31	496,519	491,861 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3736 FN (30 Day Average SOFR + 0.564%)	4.237%	10/15/40	770,781	764,334 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4952 PD, PAC	2.000%	2/25/50	741,163	621,362
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5009 BH	0.750%	5/25/44	1,219,510	974,388
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5517 FH (30 Day Average SOFR + 1.150%)	4.812%	3/25/55	848,176	854,809 (a)
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5537 FC (30 Day Average SOFR + 1.150%)	4.812%	5/25/55	$1,084,027	$1,092,918 (a)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5568 FG (30 Day Average SOFR + 1.100%)	4.762%	8/25/55	1,078,936	1,085,652 (a)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 413 F23 (30 Day Average SOFR + 1.050%)	4.712%	5/25/54	516,526	518,896 (a)
Federal National Mortgage Association (FNMA) ACES, 2020-M42 A1	0.785%	7/25/30	772,851	758,229
Federal National Mortgage Association (FNMA) REMIC, 2011-96 FA (30 Day Average SOFR + 0.564%)	4.226%	10/25/41	845,832	842,582 (a)
Federal National Mortgage Association (FNMA) REMIC, 2013-3 BQ, PAC	1.750%	1/25/43	748,334	660,087
Federal National Mortgage Association (FNMA) REMIC, 2016-62 FH (30 Day Average SOFR + 0.514%)	4.176%	9/25/46	511,429	507,724 (a)
Federal National Mortgage Association (FNMA) REMIC, 2016-75 FC (30 Day Average SOFR + 0.514%)	4.176%	10/25/46	442,755	439,506 (a)
Federal National Mortgage Association (FNMA) REMIC, 2017-20 JA, PAC	3.000%	10/25/45	540,539	529,061
Federal National Mortgage Association (FNMA) REMIC, 2018-70 HF (30 Day Average SOFR + 0.464%)	4.126%	10/25/58	1,026,105	1,004,541 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-38 CF (30 Day Average SOFR + 0.564%)	4.226%	7/25/49	1,269,829	1,247,546 (a)
Federal National Mortgage Association (FNMA) REMIC, 2019-47 FB (30 Day Average SOFR + 0.514%)	4.176%	5/25/40	288,745	285,757 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-8 FA (30 Day Average SOFR + 1.050%)	4.712%	3/25/54	517,241	521,254 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-33 KF, PAC (30 Day Average SOFR + 0.950%)	4.612%	1/25/54	446,121	448,564 (a)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Schedule of Investments (cont’d)
March 31, 2026
 Franklin Short Duration U.S. Government ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(c) — continued
Federal National Mortgage Association (FNMA) REMIC, 2024-54 FC (30 Day Average SOFR + 0.970%)	4.632%	8/25/54	$729,733	$733,643 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-98 FA (30 Day Average SOFR + 1.150%)	4.812%	12/25/53	309,015	311,246 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-103 FB (30 Day Average SOFR + 0.950%)	4.612%	1/25/55	911,316	916,079 (a)
Federal National Mortgage Association (FNMA) REMIC, 2024-105 FC (30 Day Average SOFR + 1.000%)	4.662%	1/25/55	1,054,385	1,061,945 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-55 FG (30 Day Average SOFR + 1.100%)	4.762%	7/25/55	1,086,322	1,092,955 (a)
Federal National Mortgage Association (FNMA) REMIC, 2025-59 FD (30 Day Average SOFR + 1.100%)	4.762%	8/25/55	1,148,222	1,155,953 (a)
Government National Mortgage Association (GNMA), 2007-20 FM (1 mo. Term SOFR + 0.414%)	4.090%	4/20/37	879,931	868,976 (a)
Government National Mortgage Association (GNMA), 2010-12 FD (1 mo. Term SOFR + 0.714%)	4.387%	1/16/40	690,755	690,900 (a)
Government National Mortgage Association (GNMA), 2011-80 FC (1 mo. Term SOFR + 0.444%)	4.120%	6/20/41	1,225,251	1,212,951 (a)

Total Collateralized Mortgage Obligations (Cost — $54,179,906)				53,492,502
Total Investments before Short-Term Investments (Cost — $260,280,623)				259,780,478
			Shares
Short-Term Investments — 8.7%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $24,470,970)	3.536%		24,470,970	24,470,970 (d)(e)(f)
Total Investments — 101.0% (Cost — $284,751,593)				284,251,448
Liabilities in Excess of Other Assets — (1.0)%				(2,931,429)
Total Net Assets — 100.0%				$281,320,019

See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

 Franklin Short Duration U.S. Government ETF
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2026, the Fund held TBA securities with a total cost of $5,058,594 (Note 1(c)).
(c)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2026, the total market value of investments in Affiliated
Companies was $24,470,970 and the cost was $24,470,970 (Note 6).

(f)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
IBOR	—	Interbank Offered Rate
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	225	6/26	$47,016,418	$46,675,195	$(341,223)
U.S. Treasury 5-Year Notes	40	6/26	4,383,482	4,327,188	(56,294)
					(397,517)
Contracts to Sell:
U.S. Treasury Long-Term Bonds	27	6/26	3,177,439	3,074,625	102,814
U.S. Treasury Ultra 10-Year Notes	30	6/26	3,482,304	3,405,469	76,835
					179,649
Net unrealized depreciation on open futures contracts					$(217,868)
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Statement of Assets and Liabilities
March 31, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $260,280,623)	$259,780,478
Investments in affiliated securities, at value (Cost — $24,470,970)	24,470,970
Interest and dividends receivable from unaffiliated investments	1,757,562
Deposits with brokers for open futures contracts	259,288
Receivable for securities sold	89,169
Dividends receivable from affiliated investments	66,234
Receivable from brokers — net variation margin on open futures contracts	4,172
Total Assets	286,427,873
Liabilities:
Payable for purchases of TBA securities (Note 1(c))	5,067,760
Investment management fee payable	40,094
Total Liabilities	5,107,854
Total Net Assets	$281,320,019
Net Assets:
Paid-in capital	$309,205,777
Total distributable earnings (loss)	(27,885,758)
Total Net Assets	$281,320,019
Shares Outstanding	3,101,000
Net Asset Value	$90.72
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

Statement of Operations
For the Year Ended March 31, 2026

Investment Income:
Interest	$10,611,409
Dividends from affiliated investments	651,345
Total Investment Income	11,262,754
Expenses:
Investment management fee (Note 2)	616,575
Total Expenses	616,575
Less: Fee waivers and/or expense reimbursements (Note 2)	(28,418)
Net Expenses	588,157
Net Investment Income	10,674,597
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	339,264
Futures contracts	(317,399)
Net Realized Gain	21,865
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	383,272
Futures contracts	(321,948)
Change in Net Unrealized Appreciation (Depreciation)	61,324
Net Gain on Investments and Futures Contracts	83,189
Increase in Net Assets From Operations	$10,757,786
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Statements of Changes in Net Assets

For the Years Ended March 31,	2026	2025
Operations:
Net investment income	$10,674,597	$8,003,867
Net realized gain (loss)	21,865	(271,247)
Change in net unrealized appreciation (depreciation)	61,324	1,819,900
Increase in Net Assets From Operations	10,757,786	9,552,520
Distributions to Shareholders From (Note 1) :
Total distributable earnings	(11,019,368)	(7,999,930)
Decrease in Net Assets From Distributions to Shareholders	(11,019,368)	(7,999,930)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (1,225,000 and 1,150,000 shares issued, respectively)	111,155,237	103,973,729
Cost of shares repurchased (550,000 and 375,000 shares repurchased, respectively)	(49,982,093)	(33,930,627)
Increase in Net Assets From Fund Share Transactions	61,173,144	70,043,102
Increase in Net Assets	60,911,562	71,595,692
Net Assets:
Beginning of year	220,408,457	148,812,765
End of year	$281,320,019	$220,408,457
See Notes to Financial Statements.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended March 31:
	2026[1]	2025[1]	2024[1]	2023[1]	2022[1]
Net asset value, beginning of year	$90.85	$90.13	$90.45	$92.17	$95.24
Income (loss) from operations:
Net investment income	3.93	4.19	3.75	1.65	0.41
Net realized and unrealized gain (loss)	0.07	0.84	(0.12)	(1.46)	(2.72)
Total income (loss) from operations	4.00	5.03	3.63	0.19	(2.31)
Less distributions from:
Net investment income	(4.13)	(4.31)	(3.95)	(1.91)	(0.76)
Total distributions	(4.13)	(4.31)	(3.95)	(1.91)	(0.76)
Net asset value, end of year	$90.72	$90.85	$90.13	$90.45	$92.17
Total return, based on NAV[2]	4.49%	5.73%	4.13%	0.24%	(2.45)%
Net assets, end of year (millions)	$281	$220	$149	$204	$360
Ratios to average net assets:
Gross expenses	0.25%	0.25%	0.25%	0.25%	0.30%
Net expenses[3,4]	0.24	0.23	0.24	0.24	0.25
Net investment income	4.33	4.64	4.17	1.82	0.43
Portfolio turnover rate	61%	74%	106%[5]	197%[5]	157%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results.

[3]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.
[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years presented would have been 85%, 108% and 84%.
See Notes to Financial Statements.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin Short Duration U.S. Government ETF (the “Fund”) is a separate diversified investment series of Franklin ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit

Franklin Short Duration U.S. Government ETF 2026 Annual Report

risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$117,282,816	—	$117,282,816
Mortgage-Backed Securities	—	89,005,160	—	89,005,160
Collateralized Mortgage Obligations	—	53,492,502	—	53,492,502
Total Long-Term Investments	—	259,780,478	—	259,780,478
Short-Term Investments†	$24,470,970	—	—	24,470,970
Total Investments	$24,470,970	$259,780,478	—	$284,251,448
Other Financial Instruments:
Futures Contracts††	$179,649	—	—	$179,649
Total	$24,650,619	$259,780,478	—	$284,431,097

Franklin Short Duration U.S. Government ETF 2026 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$397,517	—	—	$397,517

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(d) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(e) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(f) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(g) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of March 31, 2026, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.
(h) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(i) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2026, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Adviser, Inc. (“Franklin Advisers”) is the Fund’s investment manager and Franklin Templeton Services, LLC (“Franklin Templeton Services”) is the Fund’s Administrative manager.  Franklin Advisers and Franklin Templeton Services are subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
The Fund pays Franklin Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Franklin Advisers reimburses the Fund

Franklin Short Duration U.S. Government ETF 2026 Annual Report

for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The fee is calculated daily and paid monthly according to the terms of the management agreement. The Fund pays gross effective investment management fees 0.25% per year on the average daily net assets of the Fund.
Under an agreement with Franklin Advisers, Franklin Templeton Services provides administrative services to the Fund. The fee is paid by Franklin Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
During the year ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $28,418, all of which was an affiliated money market fund waiver.
3. Investments
During the year ended March 31, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	—	$191,670,695
Sales	$505,957	136,216,535
At March 31, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$285,019,470	$722,173	$(1,490,195)	$(768,022)
Futures contracts	—	179,649	(397,517)	(217,868)
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$179,649

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$397,517

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(317,399)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(321,948)
During the year ended March 31, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$50,676,861
Futures contracts (to sell)	16,670,454

*	Based on the average of the market values at each month-end during the period.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

5. Fund share transactions
At March 31, 2026, the Trust had an unlimited number of shares of beneficial interest authorized without par value. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 25,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended March 31, 2026. The following transactions were effected in such company for the year ended March 31, 2026.

	Affiliate Value at March 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	$8,116,963	$206,021,355	206,021,355	$189,667,348	189,667,348

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Franklin Institutional U.S. Government Money Market Fund, Class A Shares(a)	—	$651,345	—	$24,470,970

(a)	Prior to September 23, 2025, known as Institutional Fiduciary Trust — Money Market Portfolio.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Notes to Financial Statements (cont’d)
7. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended March 31, was as follows:

	2026	2025
Distributions paid from:
Ordinary income	$11,019,368	$7,999,930
As of March 31, 2026, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$1,180,143
Deferred capital losses*	(28,297,879)
Other book/tax temporary differences(a)	217,868
Unrealized appreciation (depreciation)(b)	(985,890)
Total distributable earnings (loss) — net	$(27,885,758)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the difference between book and tax amortization methods for premium on fixed income securities.

8. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Short Duration U.S. Government ETF 2026 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Short Duration U.S. Government ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Short Duration U.S. Government ETF (the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statements of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
San Francisco, California
May 28, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Franklin Short Duration U.S. Government ETF 2026 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2026:

	Pursuant to:	Amount Reported
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$11,019,368
Section 163(j) Interest Earned	§163(j)	$11,019,368

Franklin Short Duration U.S. Government ETF

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the Fund.
Franklin Short Duration U.S. Government ETF

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Franklin
Short Duration U.S. Government ETF
Trustees
Alison J. Baumann
Rohit Bhagat
Chair
Deborah D. McWhinney
Patrick O’Connor
Anantha K. Pradeep
Investment manager
Franklin Advisers, Inc.
Administrative manager
Franklin Templeton Services, LLC
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
Franklin Short Duration U.S. Government ETF
The Fund is a separate investment series of Franklin ETF Trust, a Delaware statutory trust.
Franklin Short Duration U.S. Government ETF
Franklin Templeton Funds
One Franklin Parkway
San Mateo, CA 94403-1906
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at (800) DIAL BEN/342-5236.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at (800) DIAL BEN/342-5236, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Short Duration U.S. Government ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FTSD-AFSOI 5/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin ETF Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	June 03, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	June 03, 2026